Description of the Plan (Details) - EBP 384	12 Months Ended
	Dec. 31, 2025 USD ($) loan	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Participant contribution, automatic, deferral rate	4.00%
Participant contribution, maximum contribution to eligible compensation, percentage	50.00%
Rollovers	$ 10,000,000	$ 21,000,000
Employer contribution, participant compensation matched, percent	6.00%
Employer contribution, matching percentage	100.00%	100.00%
Employer additional contribution, change in net asset available for benefit, increase from employer contribution, cash	$ 34,000,000	$ 44,000,000
Dividend election, maximum reinvestment percentage	1
Dividend election, maximum cash distribution percentage	1
Employer contribution vesting service period	3 years
Forfeited nonvested account	$ 1,000,000	$ 1,000,000
Involuntary cash-out limit	5,000
Vested account balance, minimum for loan	$ 2,000
Note receivable from participant, outstanding loans, maximum | loan	2
Note receivable from participant, loan default lookback period	36 months
Note receivable from participant, loan payoff waiting period	30 days
Note receivable from participant, account, minimum borrowing, amount	$ 1,000
Note receivable from participant, account, maximum borrowing, amount	$ 50,000
Note receivable from participant, account, maximum borrowing, to total account, percentage	50.00%
Note receivable from participant, account, highest outstanding balance, lookback period	12 months
Minimum
EBP, Description of Plan [Line Items]
Employer contribution, annual employer additional contribution, percentage	0.02
Note receivable from participant, general loan, borrowing term	12 days
Note receivable from participant, account, primary residence, borrowing term	61 months
Maximum
EBP, Description of Plan [Line Items]
Employer contribution, annual employer additional contribution, percentage	0.05
Note receivable from participant, general loan, borrowing term	60 months
Note receivable from participant, account, primary residence, borrowing term	360 months